Commitments and Contingencies (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 25, 2025	Aug. 17, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2024
Loss Contingencies [Line Items]
Repayment of debt				$ 95,742	$ 221,258	$ 2,212,067
Shares held by the sponsor							2,100,000
Minimum [Member]
Loss Contingencies [Line Items]
Total liable					19,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Total liable					$ 24,000,000
Ripple Labs Singapore Pte Ltd [Member]
Loss Contingencies [Line Items]
Demanding payment		$ 27,257,540.64
Promissory Note [Member]
Loss Contingencies [Line Items]
Repayment of debt	$ 5,700,000
Contractual default interest	$ 97,000